Share-based payment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of main characteristics of the stock option plans
The main characteristics of the Plans are described below:

Plan	Approval	Options (shares INTR)	Vesting	Average exercise price per share	Participants	Final exercise date
3	09/30/2016	10,584,000	Up to 5 years	R$ 0.26	Officers, managers and key employees	12/31/2023
4 (1)	02/05/2018	32,714,784	Up to 5 years	R$ 0.30	Officers, managers and key employees	02/15/2025
4 (2)	07/09/2020	19,093,500	Up to 5 years	R$ 3.60	Officers, managers and key employees	12/31/2027
4 (3)	01/31/2022	19,500,000	Up to 5 years	R$ 8.08	Officers, managers and key employees	12/31/2028

Schedule of changes in stock option plans and supplementary information
The changes in the options of each plan for the year ended December 31, 2022, 2021 and 2020 and supplementary information are shown below:

Transactions of 2022 (Amounts presented in quantity of shares of Banco Inter)
Plan	Qty employees	Opening balance	Granted	Expired/Cancelled	Exercised (a)	Closing balance
3	2	4,060,800	—	—	4,060,800	—
4 (1)	27	14,748,390	—	64,800	13,869,996	813,594
4 (2)	70	17,792,100	—	291,600	525,150	16,975,350
4 (3)	83	—	17,421,000	390,000	—	17,031,000
Total		36,601,290	17,421,000	746,400	18,455,946	34,819,944

Weighted average price of the shares		R$ 2.39	R$ 8.08	R$ 5.61	R$ 0.35	R$ 5.71
(a)    All options were exercised prior to June 23, 2022 when Inter & Co became, indirectly, through Inter Holding Financeira S.A. (“HoldFin”), the owner of all shares of Banco Inter.

Transactions of 2021 (Amounts presented in quantity of shares of Banco Inter)
Plan	Qty employees	Opening balance	Granted	Expired/Cancelled	Exercised	Closing balance
3	3	7,128,000	648,000	—	3,715,200	4,060,800
4 (1)	31	19,652,310	—	2,131,200	2,772,720	14,748,390
4 (2)	59	14,978,700	4,114,800	135,000	1,166,400	17,792,100
Total		41,759,010	4,762,800	2,266,200	7,654,320	36,601,290

Weighted average price of the shares		R$ 1.46	R$ 4.06	R$ 0.50	R$ 0.91	R$ 2.39

Transactions of 2020 (Amounts presented in quantity of shares of Banco Inter)
Plan	Qty employees	Opening balance	Granted	Expired/Cancelled	Exercised	Closing balance
2	1	431,046	—	—	431,046	—
3	16	8,839,800	—	91,800	1,620,000	7,128,000
4 (1)	33	22,667,274	2,880,000	837,522	5,057,442	19,652,310
4 (2)	59	—	14,978,700	—	—	14,978,700
Total		31,938,120	17,858,700	929,322	7,108,488	41,759,010

Weighted Average period of the Shares		R$ 0.29	R$ 3.06	R$ 0.26	R$ 0.26	R$ 1.46

Other information of 2022
Plan	Number of shares exercised	Number of exercisable shares	Benefits expenses during the year	Benefits expenses to be occurred	Remaining period to vest (in years)	Remaining exercisable period (in years)
3	4,060,800	—	—	—	—	1
4 (1)	13,869,996	813,594	1,514	—	—	2.1
4 (2)	525,150	16,975,350	3,571	11,839	3	5
4 (3)	—	17,043,500	25,802	53,566	4	6

Other information of 2021
Plan	Number of shares exercised	Number of exercisable shares	Benefits expenses during the year	Benefits expenses to be occurred	Remaining period to vest (in years)	Remaining exercisable period (in years)
3	3,715,200	4,060,800	—	—	—	2
4 (1)	2,772,720	14,748,390	—	—	—	3.2
4 (2)	1,166,400	17,792,100	3,089	16,924	4	6.1

Other information of 2020
Plan	Number of shares exercised	Number of exercisable shares	Benefits expenses during the year	Benefits expenses to be occurred	Remaining period to vest (in years)	Remaining exercisable period (in years)
3	1,620,000	7,128,000	48	48	0.5	3
4	5,057,442	19,652,310	—	—	4	4.1
The estimated impact from shares-based expenses refers to the value of the payments for the options granted to employees in the consolidated financial statements based on their fair value. The fair values of plans 3, 4 (Tranche 1) and 4 (Tranche 2) were estimated based on the Black & Scholes option valuation model.

	Program
	3(2016)	4(2018)	4(2020)
Strike price	0.77	0.90	10.75
Risk-free rate	11.68%	9.97%	9.98%
Duration of the strike (years)	7	7	7
Expected annualized volatility	60.33%	64.28%	64.28%
Fair value of the option at the grant/share date:	0.19	0.05	0.05
For Tranche 3 of Plan 4, the fair value was estimated based on the Binomial model:

4(2022)
Strike price	8.08
Risk-free rate	11.45%
Duration of the strike (years)	7
Expected annualized volatility	38.81%
Fair value of the option at the grant/share date:	4.08
In the year ended December 31, 2022, the amount of R$7,036 of costs were recognized in profit or loss - refer to note 30.
Subsequent to December 31, 2022 all of Banco Inter’s obligations under Plan 4 were assumed by Inter & Co – refer to Note 35 d).
a.2)    Share based Payment related to Inter & Co Payments, Inc., acquisition.
In the context of the acquisition of Inter&Co Payments by Inter, it was established that part of the payment to key executives of the acquired entity would be made through cash or the granting of stock options with the possibility delivery Inter&Co class A shares and Inter&Co restricted class A shares, as the case may be. The total amount registered as personnel expenses is R$62,592. Considering the characteristics of the contract signed between the parties, the expense associated with the options granted are treated as a compensation expense which will be expensed over the term of the vested options and based on continued employment of such key executives.
Inter has the right to repurchase the restricted shares if these key executives cease to provide services to the Company within the term of the acquisition contract. Nevertheless, all shares will remain subject to other transfer restrictions established in the contract and in the applicable legislation.
The strike price is equivalent to R$5.31 per INTR issued by Inter & Co, Inc., as contractually defined between the parties.
The main characteristics of the Plans are described below (per share):

Plan	Options	Vesting	Average strike price	Participants	Final strike date
USEND	1,132,885	Up to 3 years	R$5.31 per Class A	Officers, managers and key employees	12/30/2024
The changes in the Inter & Co Payments, Inc., plan for the year ended December 31, 2022 and supplementary information are shown below:

Transactions 12/31/2022 (Shares)
Plan	Qty employees	Opening balance	Granted		Expired/Cancelled	Exercised	Closing balance
Inter & Co Payments, Inc	4	—	1,132,885		—	—	1,132,885
Total		—	1,132,885		—	—	1,132,885
Weighted average price of the shares		—	R$	5.31	—	—	R$	5.31

Other Information 12/31/2022
Plan	Number of shares exercised	Number of exercisable shares	Shared-based payments during the year	Share-based payments expenses	Remaining Share-based payments expenses (in years)	Remaining contractual life (in years)
1	—	1,132,885	62,592	52,962	2	2.0

    (a)    The cost of the premium is equivalent to the value of the INTR on the exercise date, as contractually defined between the parties.